UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.9%
$ 355	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 320,015
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	1,946,060
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,355	Total Alabama			2,266,075
	Arizona – 5.0%
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA+	1,928,480
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	BBB+	2,359,850
	Obligation Bonds, Series 2009, 6.500%, 7/15/31
2,600	Nogales Municipal Development Authority, Inc., Arizona, Municipal Facilities Revenue Bonds,	6/19 at 100.00	AA	2,445,690
	Series 2009, 4.750%, 6/01/39
2,000	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson	No Opt. Call	BBB–	1,925,480
	Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	295,594
	2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A	43,192
2,120	5.000%, 12/01/37	No Opt. Call	A	1,803,887
1,927	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,456,369
	2005, 6.000%, 7/01/30
13,517	Total Arizona			12,258,542
	California – 16.6%
1,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	780,300
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	AA+	955,494
	Tender Option Bond Trust 3144, 18.847%, 10/01/16 (WI/DD, Settling 2/03/11) (IF)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	24.068%, 2/15/23 (WI/DD, Settling 2/10/11) (IF)	8/20 at 100.00	AA–	1,598,425
300	24.485%, 2/15/23 (WI/DD, Settling 2/10/11) (IF)	8/20 at 100.00	AA–	277,500
1,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	838,310
	Institutes, Series 2001, 5.250%, 10/01/34
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	984,760
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	463,720
	of the West, Series 2010, 5.750%, 10/01/25
4,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA+	4,213,692
	2004C, 5.050%, 8/15/38 – AGM Insured
5,875	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA+	5,381,618
	2004D, 5.050%, 8/15/38 – AGM Insured (4)
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA	260,623
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	462,369
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
845	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	774,552
	2007A, 5.000%, 9/01/23 – AMBAC Insured
880	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series	9/20 at 100.00	A–	806,362
	2010A, 5.250%, 9/01/24
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	2,609,981
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,055	5.750%, 6/01/47	6/17 at 100.00	Baa3	2,661,824
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	589,580
200	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA+	178,718
	5.000%, 9/01/33
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	1,153,669
	Bonds, Tender Option Bond Trust 3237, 23.815%, 8/01/27 (IF)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	499,884
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	98,634
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	No Opt. Call	BB	1,405,275
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	258,407
	6.750%, 11/01/39
5,445	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/19 at 100.00	AA–	4,900,500
	Election of 2006, Series 2009C, 5.000%, 8/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	227,565
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
2,170	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 102.00	AA+	1,566,740
	Tender Option Bond Trust 3116, 21.328%, 8/01/38 – AGM Insured (IF)
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	919,110
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	No Opt. Call	AA–	1,615,080
	California, Revenue Bonds, Tender Option Bond Trust 3584, 21.594%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA+	2,819,091
	Series 2007, 5.000%, 8/01/31 – AGM Insured
500	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	400,500
	Series 2010, 5.000%, 9/01/35
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA+	906,341
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
47,665	Total California			40,608,624
	Colorado – 5.1%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown	7/19 at 100.00	N/R	892,970
	Pointe Academy of Westminster Project, Chartered Through Adams County School District 50,
	Series 2009, 5.000%, 7/15/39
2,090	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,702,180
	Evergreen, Series 2005A, 6.500%, 12/01/35
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	621,570
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.709%, 1/01/18 (IF) (4)
1,000	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	6/11 at 100.00	N/R	872,310
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative
	Minimum Tax)
250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	184,623
	2007, 6.200%, 4/01/16 (Alternative Minimum Tax) (5)
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,383,440
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16	6/14 at 101.00	N/R	986,440
500	7.700%, 12/01/17	6/14 at 101.00	N/R	491,980
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	490,984
3,880	6.500%, 11/15/38	No Opt. Call	A	4,054,018
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	758,089
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,760	Total Colorado			12,438,604
	Connecticut – 0.8%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	931,369
	7.750%, 1/01/43
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,003,890
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
1,915	Total Connecticut			1,935,259
	District of Columbia – 0.2%
400	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	375,324
	Series 2001, 6.750%, 5/15/40
	Florida – 7.7%
1,970	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,355,005
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	919,630
	6.625%, 5/01/34
4,140	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	3,895,450
	4.650%, 7/01/29
2,585	JEA, Florida, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 11801,	4/11 at 100.00	Aa2	1,085,959
	20.305%, 4/01/35 – NPFG Insured (IF)
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	976,450
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,544,043
	2010A-1, 5.375%, 10/01/35
1,460	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA+	1,362,910
	5.000%, 10/01/35 – AGM Insured
3,660	Miami-Dade County, Florida, Capital Asset Acquisition Special Obligation Bonds, Series 2009A,	4/19 at 100.00	AA+	3,453,759
	5.125%, 4/01/34 – AGC Insured
2,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%,	10/21 at 100.00	BBB	1,976,880
	10/01/40 (WI/DD, Settling 2/10/11)
1,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	932,070
	5.375%, 10/01/40
10	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series	1/19 at 100.00	AA+	9,021
	2009A, 5.000%, 1/01/39
470	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	409,995
	5.875%, 5/01/22
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	799,368
	6.650%, 5/01/40
22,120	Total Florida			18,720,540
	Georgia – 7.9%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Tender Option Bond Trust R-11893-1,	1/21 at 100.00	AA+	12,036,360
	5.250%, 1/01/30 – AGM Insured (UB)
750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	744,570
	7.500%, 1/01/31
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	N/R	996,620
	6.750%, 1/01/20
1,000	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	843,730
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,424,575
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,679,400
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
250	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/11 at 100.00	BBB–	240,968
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	142,017
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	84,434
18,990	Total Georgia			19,192,674
	Illinois – 8.8%
2,500	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/11 at 100.00	N/R	2,497,650
	8.500%, 6/15/23
2,000	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding	12/12 at 100.00	Caa2	1,537,660
	Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30
1,460	Hoffman Estates, Illinois, General Obligation Bonds, Tender Option Bond Trust 09-28W,	12/18 at 100.00	AA+	988,099
	25.132%, 12/01/38 (IF)
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	N/R	909,310
	6.125%, 5/15/27
1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	5/12 at 100.00	N/R	974,780
	6.375%, 5/15/17
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	911,720
1,000	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011B, 5.500%, 10/01/23	4/21 at 100.00	A–	1,019,420
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,799,720
	2006A, 5.000%, 4/01/36
500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	431,480
	Centers, Series 2010, 5.250%, 8/15/36
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	893,450
	5.125%, 5/15/35
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	468,760
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	972,830
	Series 2009, 6.125%, 5/15/25
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	481,320
	Series 2002, 5.500%, 1/01/22
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	B–	1,593,521
1,000	5.250%, 1/01/36	1/16 at 100.00	B–	563,220
1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	852,820
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
445	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge	No Opt. Call	N/R	421,646
	Lakes Project, Series 2005-1, 5.250%, 3/01/15
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	958,370
	2010, 6.000%, 6/01/28
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,299,930
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	987,260
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
26,090	Total Illinois			21,562,966
	Indiana – 3.4%
5,810	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	5,297,093
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,314,801
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	1,777,360
	Group, Series 2006A, 5.250%, 2/15/40
9,205	Total Indiana			8,389,254
	Kansas – 0.6%
1,500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	1,359,315
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Louisiana – 0.6%
500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	498,045
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 17.631%,	5/20 at 100.00	AA	944,745
	5/01/33 (WI/DD, Settling 2/03/11) (IF)
1,665	Total Louisiana			1,442,790
	Massachusetts – 3.7%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	643,381
	2010A, 5.500%, 1/01/22
955	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	934,955
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,557,860
	Issue, Series 2008A, 6.250%, 1/15/28
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	1,806,828
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,217,338
	University Issue, Series 2009A, 5.750%, 7/01/39
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2010C,	6/20 at 100.00	AA–	918,510
	5.000%, 12/01/30 (Alternative Minimum Tax)
10,265	Total Massachusetts			9,078,872
	Michigan – 7.6%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AA+	9,276,931
	5.250%, 5/01/27 – AGM Insured (4)
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA+	2,708,829
	Series 2007, 5.000%, 5/01/32 – AGM Insured
4,600	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,253,804
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender
	Option Bond Trust 3244:
2,000	23.639%, 12/01/24 (IF)	12/12 at 100.00	AA	1,434,700
535	23.554%, 12/01/24 (IF)	12/12 at 100.00	AA	384,344
585	23.522%, 12/01/24 (IF)	12/12 at 100.00	AA	420,492
20,235	Total Michigan			18,479,100
	Mississippi – 0.4%
485	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	458,543
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (6)
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/11 at 100.00	BBB	488,410
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
985	Total Mississippi			946,953
	Missouri – 0.6%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	900,530
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	610,406
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,510,936
	Nebraska – 2.8%
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Tender Option	9/20 at 100.00	AAA	1,921,100
	Bonds Trust 3853, 26.458%, 3/01/33 (IF) (4)
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	4,902,200
	5.000%, 2/01/43
7,000	Total Nebraska			6,823,300
	Nevada – 0.8%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	1,852,260
	International Airport, Series 2010A, 5.000%, 7/01/30
	New Jersey – 0.8%
355	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/11 at 100.50	B	323,036
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,643,198
	5.000%, 12/01/26
2,105	Total New Jersey			1,966,234
	New York – 2.9%
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,071,664
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,195,980
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	1,959,920
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,607,300
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	251,843
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
7,090	Total New York			7,086,707
	Ohio – 6.0%
150	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	134,388
	2010A, 5.000%, 6/01/38
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,000	5.750%, 6/01/34	6/17 at 100.00	Baa3	1,989,660
3,500	6.500%, 6/01/47	6/17 at 100.00	Baa3	2,536,100
3,000	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,976,100
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.750%,	11/20 at 100.00	BBB+	895,700
	11/01/40
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	715,175
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A	1,904,480
	5.375%, 4/01/34
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	921,630
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,198,680
	Project, Series 2009E, 5.625%, 10/01/19
1,930	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities	9/18 at 100.00	Aaa	1,599,777
	Program, Tender Option Bond Trust 09-35W, 21.357%, 3/01/40 (IF)
500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/14 at 100.00	Aa2	492,930
	Obligated Group, Series 2009B, 5.500%, 1/01/34
250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	234,520
	Obligated Group, Tender Option Bond Trust 3591, 19.735%, 1/01/17 (IF)
18,290	Total Ohio			14,599,140
	Oklahoma – 0.5%
1,155	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	6/11 at 100.00	B–	1,150,334
	7.350%, 12/01/11
	Oregon – 0.8%
185	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	2/11 at 100.00	BBB–	181,738
	8/01/25 (Alternative Minimum Tax)
370	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	6/11 at 100.00	Ba3	343,453
	5.700%, 12/01/25
1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993,	2/11 at 100.00	BBB–	1,500,180
	6.550%, 2/01/15
2,055	Total Oregon			2,025,371
	Pennsylvania – 6.6%
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania, Environmental	No Opt. Call	BB	1,015,680
	Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009,
	6.750%, 11/01/24
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	1,014,800
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,457,850
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Hazleton Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Hazleton-Saint	2/11 at 100.00	BBB	950,940
	Joseph Medical Center, Series 1996, 6.200%, 7/01/26
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	1,902,160
	Series 2009, 7.750%, 12/15/27
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B:
255	17.500%, 8/01/38 (IF)	8/20 at 100.00	AA	238,476
1,125	19.010%, 8/01/38 (IF)	8/20 at 100.00	AA	1,230,840
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	23,365
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/11 at 100.00	B	840,620
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	999,930
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	1,131,972
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A,	10/19 at 100.00	AA+	501,968
	4.750%, 10/01/25
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	2,728,640
	Trust 4657, 15.827%, 10/01/29 (IF) (4)
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,077,830
	0.000%, 12/01/30
18,965	Total Pennsylvania			16,115,071
	Puerto Rico – 0.4%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	945,190
	5.500%, 7/01/27 – AMBAC Insured
	Tennessee – 1.0%
1,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/11 at 100.00	C	973,080
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	431,195
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	Ba3	46,990
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	933,550
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	BBB	146,492
2,705	Total Tennessee			2,531,307
	Texas – 3.4%
3,000	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp	8/19 at 100.00	BBB	2,945,070
	Inc., Series 2009A, 6.250%, 8/15/39
255	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	7/11 at 100.00	B3	231,081
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement	11/11 at 100.00	N/R	991,850
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	469,801
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	811,272
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,013,660
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,171,740
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series A	8/12 at 22.71	BBB+	706,700
	2002, 0.000%, 8/15/37 – AMBAC Insured
13,020	Total Texas			8,341,174
	Utah – 1.0%
2,400	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Tender Option Bonds Trust	8/19 at 100.00	AA+	1,450,440
	3602, 22.142%, 2/15/35 (IF) (4)
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	877,690
	School, Series 2010A, 6.250%, 7/15/30
3,400	Total Utah			2,328,130
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	246,943
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 1.0%
105	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	6/11 at 100.50	Ba3	102,619
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative
	Minimum Tax)
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,145,840
	Series 2007B1, 5.000%, 6/01/47
1,640	Virginia State Housing Development Authority, Rental Housing Revenue Bonds, Tender Option	No Opt. Call	AA+	1,147,672
	Bonds Trust 11799, 20.584%, 4/01/17 (IF)
3,745	Total Virginia			2,396,131
	Washington – 1.5%
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	1,968,760
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	1,812,120
	Series 2009, 5.625%, 10/01/40
4,000	Total Washington			3,780,880
	West Virginia – 0.2%
585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	515,865
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 2.7%
1,145	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds,	7/11 at 100.00	N/R	1,103,001
	Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)
1,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender	No Opt. Call	Aa1	676,300
	Option Bond Trust Series 2010- 3158, 26.056%, 11/15/17 (IF)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/15 at 100.00	Baa2	930,770
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	429,700
	Inc., Series 2010B, 5.000%, 4/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592:
1,000	21.803%, 4/01/17 (IF) (4)	No Opt. Call	AA–	469,950
1,000	23.054%, 4/01/17 (IF) (4)	No Opt. Call	AA–	626,700
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	1,926,320
	Healthcare System, Series 2006, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	426,978
	Services Inc., Series 2006B, 5.125%, 8/15/30
8,815	Total Wisconsin			6,589,719
$ 288,487	Total Investments (cost $274,078,586) – 102.4%			249,859,584
	Floating Rate Obligations – (4.1)%			(10,000,000)
	Other Assets Less Liabilities – 1.7%			4,102,652
	Net Assets – 100%			$ 243,962,236

Investments in Derivatives
Forward Swaps outstanding at January 31, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)
Barclays Bank PLC	$5,000,000	Receive	3-Month USD-LIBOR	4.705%	Semi-Annually	2/11/11	2/11/40	$(340,784)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.476	Semi-Annually	2/24/12	2/24/30	—
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.431	Semi-Annually	2/17/12	2/17/30	6,419
								$(334,365)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$249,674,961	$184,623	$249,859,584
Derivatives:
Forward Swaps*	—	(334,365)	—	(334,365)
Total	$—	$249,340,596	$184,623	$249,525,219
*Represents net unrealized appreciation (depreciation).

Level 3
Municipal Bonds
Balance at the beginning of period	$189,235
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(4,612)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$184,623

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $263,873,551.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,788,925
Depreciation	(25,803,012)
Net unrealized appreciation (depreciation) of investments	$(24,014,087)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transaction.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Subsequent to the reporting period, the Fund’s Advisor has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011